Expense Example - Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF - Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	15	48	85	192